December 1, 2009

Summary Prospectus

Legg Mason

International Opportunities

Bond Fund

Class : Ticker Symbol

A
C
FI
I
IS	: LMOTX

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder report, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-877-515-3863 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus dated December 1, 2009 and the fund’s statement of additional information, dated December 1, 2009 are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

Maximize total return consisting of income and capital appreciation.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC, the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page [15] under the heading “How to Invest” and in the fund’s statement of additional information (“SAI”) on page [32] under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
	Class A	Class C	Class FI	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None
Redemption fee (as a percentage of amount of shares redeemed or exchanged within 60 days of purchase)	2.00	2.00	2.00	2.00	2.00
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class C	Class FI	Class I	Class IS
Management fees	0.50	0.50	0.50	0.50	0.50
Distribution and/or service (12b-1) fees	0.25	0.70	0.25	None	None
Other expenses[1]	0.51	0.51	0.51	0.51	0.41
Total annual fund operating expenses	1.26	1.71	1.26	1.01	0.91
Fees forgone and/or expenses reimbursed (subject to recapture)	(0.26)	(0.26)	(0.26)	(0.26)	(0.26)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)[2]	1.00	1.45	1.00	0.75	0.65

[1]	“Other expenses” are estimated for the current fiscal year; actual expenses may vary.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.00%, 1.45%, 1.00%, 0.75% and 0.65% for Class A, C, FI, I and IS shares, respectively. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent. The manager is permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all dividends and other distributions without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years
Class A (with or without redemption at end of period)	523	758
Class C (with redemption at end of period)	248	487
Class C (without redemption at end of period)	148	487
Class FI (with or without redemption at end of period)	102	347
Class I (with or without redemption at end of period)	77	269
Class IS (with or without redemption at end of period)	66	236

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

The fund will normally invest its assets primarily in debt and fixed income securities of foreign issuers located in developed countries. The fund will invest in the sovereign debt and currencies of countries in the Citigroup World Government Bond Index ex-U.S. The fund will invest in both investment grade and below investment grade securities, and intends to invest less than 35% of its total assets in below investment grade securities (commonly known as “junk bonds”). Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization (“NRSRO”) within one of the top four categories, or, if unrated, judged by the adviser to be of comparable credit quality. Securities rated in the lowest category of investment grade (BBB or Baa) are deemed to have speculative characteristics. Fixed income securities in which the fund may invest include debt securities issued or guaranteed by national governments, their agencies or instrumentalities and political sub-divisions (including inflation index linked securities); debt securities of supra-national organizations such as freely transferable promissory notes, bonds and debentures; corporate debt securities, including freely transferable promissory notes, debentures, bonds (including zero coupon bonds), convertible and non-convertible notes, commercial paper, certificates of deposits, and bankers acceptances issued by industrial, utility, finance, commercial banking or bank holding company organizations; mortgage-backed secu-rities (including collateralized debt obligations), asset-backed securities; emerging markets debt; high yield debt; interest rate swaps; and currency risk management strategies including cross hedges. The fund will normally invest a minimum of 80% of its total assets in debt securities of issuers located in developed market countries. In addition, under normal circumstances, the fund will invest at least 80% of its net assets in debt securities. The fund may invest up to 25% of its net assets in convertible debt securities.

The fund may engage in a variety of transactions using “derivatives” such as futures, options, forward foreign currency transactions and swaps. The fund may invest significantly in derivatives for both hedging and non-hedging purposes, including for purposes of enhancing returns. Although the adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

The fund will normally hold a portfolio of debt securities of issuers located in a minimum of six countries. The adviser intends to maintain an average weighted portfolio quality of A or better, whether composed of rated securities or unrated securities deemed by the adviser to be of comparable quality.

The average weighted duration of the fund’s portfolio is expected to range from 1 to 10 years but for individual markets may be greater or lesser depending on the adviser’s view of the prospects for lower interest rates and the potential for capital gains.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the fund.

Non-diversification risk. The fund is classified as “non-diversified,” which means that a percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. To the extent the fund invests its assets in fewer issuers, the fund’s performance is likely to be more volatile and will be more susceptible to negative events affecting those issuers than that of a diversified fund.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Because the fund invests significantly in securities denominated in foreign currencies, the fund may incur currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments.

Emerging markets risk. The risks of foreign investment are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used a hedging instrument.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of securities with longer maturities and/or durations. The recent financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will decline. Junk bonds have a higher risk of default, are considered speculative and may be less liquid than higher grade debt securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex, may not behave in the manner anticipated by the manager and are subject to counterparty risks. Certain derivative transactions may have a leveraging effect on the fund. Using derivatives can also disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by the adviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment.

These risks are discussed in more detail in the fund’s Prospectus or in the SAI.

Performance

Because the fund has not commenced operations as of the date of the fund’s

Prospectus, it has no performance to report. The adviser manages other accounts with investment objectives, policies and strategies that are substantially similar in all material respects to the fund. Please see “Related Performance” in the fund’s Prospectus for information on the performance of the similar accounts managed by the adviser.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A
IRAs	250/50	250/50	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	None/None	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None	None/None	None/None	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	N/A	1 million/None	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-877-515-3863) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Brandywine Global Investment Management, LLC

Portfolio managers: Stephen S. Smith and David F. Hoffman, CFA, have been the fund’s portfolio managers since inception.

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

©2009 Legg Mason Investor Services, LLC, member FINRA, SIPC. Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and Brandywine Global Investment Management, LLC are subsidiaries of Legg Mason, Inc. LMFX011985SP 12/09